Short-Term Bank Loans (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,606,930	$ 1,513,623
Interest rate	6.09%
Yan, Keyan/ Chen, Bizhen [Member] | 4/6/2017 - 4/5/2018 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 459,123
Interest rate	6.09%
Mortgage	Land use right and buildings
Yan, Keyan/ Chen, Bizhen [Member} | 3/24/2017 - 3/21/2018 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,147,807
Interest rate	6.09%
Mortgage	Land use right and buildings